UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund:	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New

              York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 130.1%

New York — 130.1%
Corporate — 7.5%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25	$500	$535,215
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/22	850	916,504
New York Transportation Development Corp., ARB, Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.00%, 01/01/33	1,000	1,080,820
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	1,000	1,039,980
Niagara Area Development Corp., Refunding RB, Covanta Project, Series B, 3.50%, 11/01/24	1,000	990,920

		4,563,439
County/City/Special District/School District — 25.0%
City of Glen Cove New York, GO:
Series A, 5.00%, 01/01/25	195	214,830
Series A, 5.00%, 01/01/26	105	115,948
Refunding, 5.00%, 01/15/25	980	1,080,225
Refunding, 5.00%, 01/15/26	520	574,480
County of Nassau New York, GO:
Series A (AGM), 5.00%, 04/01/28(a)	1,000	1,131,390
Series C, 5.00%, 10/01/29	500	567,645
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 03/01/21	1,000	1,036,760
City of New York, GO, Refunding, Series E, 5.00%, 08/01/30	1,250	1,364,588
City of New York, GO:
Sub-Series A-1, 5.00%, 08/01/33	700	768,306
Sub-Series I-1, 5.50%, 04/01/21	1,500	1,522,995
Sub-Series I-1, 5.13%, 04/01/19(a)	750	759,660
City of New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	1,000	1,002,410
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/33	300	329,739
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/47	615	665,116
5.75%, 02/15/21(a)	385	411,996

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	$20	$22,332
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,063,600
State of New York Dormitory Authority, RB, Haverstraw King’s Daughters Public Library, 5.00%, 07/01/21(a)	1,015	1,085,116
Town of Oyster Bay New York, GOL, New York Public Improvement, 4.00%, 02/15/24	1,500	1,564,560

		15,281,696
Education — 35.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,035,830
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A, 4.88%, 05/01/28(a)	750	748,260
Build NYC Resource Corp., Refunding RB(b):
Ethical Culture Fieldston School Project, 5.00%, 06/01/30	385	426,060
The Packer Collegiate Institute Project, 5.00%, 06/01/35	250	272,940
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/32	500	555,015
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB:
Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,084,160
The Charter School for Applied Technologies Project, Series A, 4.50%, 06/01/27	1,000	1,062,110
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/30	1,000	1,122,500
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	537,850

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/33	$1,000	$1,136,880
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	128,333
Fordham University, Series A, 5.25%, 07/01/25	500	541,125
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/32	1,000	1,100,910
Mount Sinai School of Medicine, 5.50%, 07/01/25	1,000	1,023,540
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 07/01/24(a)	250	278,610
State University Dormitory Facilities, Series A, 5.00%, 07/01/33	1,000	1,133,450
Touro College & University System Obligation Group, Series A, 4.13%, 07/02/24(a)	1,000	992,440
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 07/01/29	375	416,467
Fordham University, 5.00%, 07/01/30	300	332,676
Pace University, Series A, 5.00%, 05/01/27(b)	980	1,051,638
Series B, 5.00%, 07/01/31	1,500	1,683,780
Series L, 5.00%, 01/01/32	1,750	1,989,470
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,050	1,170,939
The Culinary Institute of America, 5.00%, 07/01/28	500	533,895
Troy Capital Resource Corp., Refunding RB, 5.00%, 02/01/26(a)	1,000	1,099,260

		21,458,138
Health — 16.5%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	500	540,880
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 04/01/21	215	225,516

Security	Par (000)	Value
Health (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 07/01/25	$1,000	$1,044,510
County of Monroe Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/29	660	738,005
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	960,996
Remarketing, Series A, 5.00%, 11/01/30	580	608,258
Series B, 6.00%, 11/01/30	205	220,432
Series B, 6.00%, 11/01/20(a)	35	37,126
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 01/01/23	250	262,108
Kendal On Hudson Project, 5.00%, 01/01/28	875	932,391
Westchester Medical Center, 5.00%, 11/01/34	500	531,195
State of New York Dormitory Authority, RB, Series A:
New York State Association for Retarded Children, Inc., 5.30%, 07/01/23	450	460,003
New York University Hospitals Center, 5.00%, 07/01/20(a)	1,000	1,047,820
State of New York Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 07/01/23	250	256,915
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	500	535,095
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/25(a)	1,270	1,390,663
Orange Regional Medical Center, 5.00%, 12/01/27	100	110,876

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Orange Regional Medical Center, 5.00%, 12/01/28(b)	$200	$220,506

		10,123,295
Housing — 1.9%
City of New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 07/01/30	500	544,285
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	625	626,531

		1,170,816
State — 11.6%
City of New York Transitional Finance Authority Building Aid Revenue, BARB:
Fiscal 2009, Series S-3, 5.00%, 01/15/23	575	578,720
Fiscal 2015, Series S-1, 5.00%, 07/15/37	1,140	1,239,180
Series S-3, 5.00%, 07/15/32	1,500	1,710,180
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Sub-Series A1, 5.00%, 08/01/33	300	341,394
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 04/01/22	1,000	1,013,280
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 03/15/26(a)	1,990	2,208,263

		7,091,017
Tobacco — 2.7%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/24(a)	500	528,465
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series B:
5.00%, 06/01/25	845	934,587
5.00%, 06/01/28	90	98,981

Security	Par (000)	Value
Tobacco (continued)
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series B (continued):
5.00%, 06/01/29	$105	$114,966

		1,676,999
Transportation — 20.1%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,085,170
Series A-1, 5.25%, 11/15/23(a)	500	571,035
Series B, 5.25%, 05/15/24(a)	1,000	1,102,710
Series B (NPFGC), 5.25%, 11/15/19	860	887,795
Sub-Series B-1, 5.00%, 11/15/24	460	499,178
Sub-Series B-4, 5.00%, 11/15/21(a)	300	325,551
Sub-Series D-1, 5.25%, 11/15/24(a)	225	248,573
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20(b)	685	705,667
Port Authority of New York & New Jersey, Refunding RB:
178th Series, AMT, 5.00%, 12/01/23(a)	1,000	1,090,620
Consolidated Bonds, 5.00%, 09/01/33	500	571,745
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/37	660	695,858
Series K, 5.00%, 01/01/32	1,035	1,138,428
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,268,497
Series B-3, 5.00%, 11/15/33	500	563,000
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 01/01/27	500	544,470

		12,298,297
Utilities — 9.8%
Long Island Power Authority, RB, Electric System:
5.00%, 09/01/33	1,000	1,128,250
5.00%, 09/01/32	1,000	1,122,750

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 04/01/24	$500	$507,560
5.00%, 09/01/24(a)	1,000	1,095,010
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 06/15/31	1,000	1,066,650
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,109,760

		6,029,980

Total Municipal Bonds — 130.1% (Cost — $78,317,073)		79,693,677

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

New York — 36.4%
County/City/Special District/School District — 10.5%
City of New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	991	1,089,837
Sub-Series G-1, 5.00%, 04/01/29	750	808,335
Refunding Series E, 5.00%, 08/01/27	174	177,826
Refunding Series E, 5.00%, 08/01/27	425	435,070
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	3,952,746
		6,463,814
State — 12.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, SubSeries B-1, 5.00%, 08/01/36	3,001	3,323,541
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,106,345

Security	Par (000)	Value
State (continued)
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	$1,500	$1,697,115
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	1,499	1,635,394

		7,762,395
Transportation — 10.5%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	3,510	3,782,318
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	749	774,991
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/32	991	1,079,553
Consolidated, Series 169th, 5.00%, 10/15/26	750	799,575

		6,436,437
Utilities — 2.7%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 06/15/32	1,560	1,655,852

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.4% (Cost — $22,163,948)		22,318,498

Total Long-Term Investments — 166.5% (Cost — $100,481,021)		102,012,175

	Shares
Short-Term Securities — 0.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.42%(d)(e)	63,886	63,886

Total Short-Term Securities — 0.1% (Cost — $63,886)		63,886

Total Investments — 166.6% (Cost — $100,544,907)		102,076,061
Other Assets Less Liabilities — 2.4%		1,462,365
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.9)%		(12,822,412)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (48.1)%		(29,462,167)

Net Assets Applicable to Common Shares — 100.0%		$61,253,847

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/2018	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	63,886	63,886	$63,886	$—	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,061,194	(1,061,194)	—	—	1,876	9	(115)

				$63,886	$1,876	$9	$(115)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

GO — General Obligation Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	10	12/19/18	$1,184	$9,219
Long U.S. Treasury Bond	6	12/19/18	829	14,924
5-Year U.S. Treasury Note	8	12/31/18	899	5,652

				$29,795

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$102,012,175	$—	$102,012,175
Short-Term Securities	63,886	—	—	63,886

	$63,886	$102,012,175	$—	$102,076,061

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$29,795	$—	$—	$29,795

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(12,780,377)	$—	$(12,780,377)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

	$—	$(42,380,377)	$—	$(42,380,377)

During the period ended October 31, 2018, there were no transfers between levels.

7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 19, 2018